Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jan. 02, 2019
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
CIK	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 02, 2019
Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2019
Prospectus Date	rr_ProspectusDate	Jan. 02, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A